Financial assets at fair value through other comprehensive income - Securities (Details Narrative) R$ in Millions	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients				R$ 42,189		R$ 58,300
Receipt of dividends	R$ 275	R$ 0
Dividends reclassifications | $ / shares			$ (78.1)		$ (48.3)
Brazilian Government Securities [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients				38,389		50,918
Government Securities Latin America [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients				2,932		6,662
Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income-Securities pledged in guarantee of funding transactions of financial institutions and clients				R$ 868		R$ 720